UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F


                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bowman Technology, L.P.
Address:  1875 South Grant Street, Suite 600
          San Mateo, California 94402

13F File Number: 028-10599

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas Pindelski
Title:    Chief Operating Officer
Phone:    650-287-2263

Signature, Place, and Date of Signing:

          Thomas Pindelski   San Mateo, California     February 17, 2004

Report Type (Check only One.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

                         Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         24

Form 13F Information Table Value Total:     85,682
                                        (thousands)

List of Other Included Managers:                 0


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


				Bowman Technology, L.P.
			      FORM 13F INFORMATION TABLE
				      12/31/2003

												       Voting Authority
			   				VALUE    Shares/ Sh/  Put/  Invstmt  Other   --------------------
Name of Issuer		     Title of class  CUSIP     (x$1000)  PrnAmt  Prn  Call  Dscretn Managers  Sole   Shared  None
--------------		     --------------  -----     --------  ------- ---  ---- -------  -------- ------  ------  ----


ADVANCED MICRO DEVICES	     Common Stocks   007903107	 7,003 	 470,000 SH    Put  Sole 	      470,000
AGILENT TECHNOLOGIES INC     Common Stocks   00846U101	 3,947 	 135,000 SH 	    Sole 	      135,000
BELL MICROPRODUCTS INC	     Common Stocks   078137106	 1,486 	 164,000 SH 	    Sole 	      164,000
BOEING CO		     Common Stocks   097023105	 2,107 	  50,000 SH 	    Sole 	       50,000
BOOKHAM TECHNOLOGY	     Sponsored ADR   09856Q108	   500 	 200,000 SH 	    Sole 	      200,000
CATERPILLAR INC		     Common Stocks   149123101	 3,321 	  40,000 SH   Call  Sole 	       40,000
CISCO SYSTEMS INC	     Common Stocks   17275R102	 2,423 	 100,000 SH   Call  Sole 	      100,000
COLT TELECOM GROUP PLC	     Sponsored ADR   196877104	 2,207 	 326,900 SH 	    Sole 	      326,900
ECI TELECOM LTD		     Common Stocks   268258100	 3,289 	 575,000 SH 	    Sole 	      575,000
FINISAR CORPORATION	     Common Stocks   31787A101	 3,443 1,100,000 SH 	    Sole 	    1,100,000
FOUNDRY NETWORKS INC	     Common Stocks   35063R100	 2,323 	  85,000 SH 	    Sole 	       85,000
GENERAL ELECTRIC CO.	     Common Stocks   369604103	 4,647 	 150,000 SH   Call  Sole 	      150,000
HARSCO CORP		     Common Stocks   415864107	 3,142 	  71,700 SH 	    Sole 	       71,700
INTEL CORP		     Common Stocks   458140100	12,820   400,000 SH   Call  Sole 	      400,000
INTERNET SECURITY SYSTEMS    Common Stocks   46060X107	 3,295 	 175,000 SH 	    Sole 	      175,000
JUNIPER NETWORKS INC	     Common Stocks   48203R104	 3,549 	 190,000 SH 	    Sole 	      190,000
MERCURY INTERACTIVE CORP     Common Stocks   589405109	 1,702 	  35,000 SH 	    Sole 	       35,000
MICRON TECHNOLOGY INC	     Common Stocks   595112103   4,715 	 350,000 SH    Put  Sole 	      350,000
OMNIVISION TECHNOLOGIES	     Common Stocks   682128103	 3,868 	  70,000 SH 	    Sole 	       70,000
PAIN THERAPEUTICS INC	     Common Stocks   69562K100	   174 	  25,000 SH 	    Sole 	       25,000
QLOGIC CORP		     Common Stocks   747277101	 4,383 	  85,000 SH 	    Sole 	       85,000
QUEST SOFTWARE INC	     Common Stocks   74834T103	 3,408 	 240,000 SH 	    Sole 	      240,000
SIEBEL SYSTEMS INC	     Common Stocks   826170102	 3,828 	 275,000 SH 	    Sole 	      275,000
WABASH NATIONAL CORP         Common Stocks   929566107	 4,102 	 140,000 SH 	    Sole 	      140,000

Value Total			                        85,682